Consolidated Statements of Shareholders' Equity - USD ($)		Total		Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock at Cost
Beginning balance (in shares) at Dec. 31, 2013				0	31,917,385
Beginning balance at Dec. 31, 2013		$ 1,530,346,000		$ 0	$ 31,917,000	$ 1,178,284,000	$ 435,508,000	$ (16,491,000)	$ (98,872,000)
Increase (Decrease) in Shareholders' Equity
Net income		105,382,000					105,382,000
Other comprehensive income/(loss)		24,016,000						24,016,000
Cash dividends declared		(44,317,000)					(44,317,000)
Reissuance of treasury stock under incentive plans, net of shares surrendered in payment, including tax benefit		10,071,000				3,242,000			6,829,000
Common stock issued for acquisitions (in shares)					3,345,516
Common stock issued for acquisitions		214,665,000			$ 3,346,000	211,319,000
Common stock issued		0				(6,197,000)			6,197,000
Share-based compensation cost		11,985,000				11,985,000
Ending balance (in shares) at Dec. 31, 2014				0	35,262,901
Ending balance at Dec. 31, 2014		1,852,148,000		$ 0	$ 35,263,000	1,398,633,000	496,573,000	7,525,000	(85,846,000)
Increase (Decrease) in Shareholders' Equity
Net income		142,844,000					142,844,000
Other comprehensive income/(loss)		(9,110,000)						(9,110,000)
Cash dividends declared		(54,931,000)					(54,931,000)
Reclassification of treasury stock under the LBCA (in shares)	[1]				(1,809,497)
Reclassification of treasury stock under the LBCA	[1]	0			$ (1,809,000)	(84,037,000)			85,846,000
Common stock issued under incentive plans, net of shares surrendered in payment, including tax benefit (in shares)					211,729
Common stock issued under incentive plans, net of shares surrendered in payment, including tax benefit		2,413,000			$ 212,000	2,201,000
Common stock issued for acquisitions (in shares)					7,474,404
Common stock issued for acquisitions		474,753,000			$ 7,474,000	467,279,000
Shares issued (in shares)				8,000
Preferred stock issued		76,812,000		$ 76,812,000
Share-based compensation cost		13,906,000				13,906,000
Ending balance (in shares) at Dec. 31, 2015				8,000	41,139,537
Ending balance at Dec. 31, 2015		2,498,835,000		$ 76,812,000	$ 41,140,000	1,797,982,000	584,486,000	(1,585,000)	0
Increase (Decrease) in Shareholders' Equity
Net income		186,777,000					186,777,000
Other comprehensive income/(loss)		(24,450,000)						(24,450,000)
Cash dividends declared		(58,895,000)					(58,895,000)
Preferred stock dividends		(7,977,000)	[1]				(7,977,000)
Common stock issued under incentive plans, net of shares surrendered in payment, including tax benefit (in shares)					264,605
Common stock issued under incentive plans, net of shares surrendered in payment, including tax benefit		8,020,000			$ 264,000	7,756,000
Shares issued (in shares)				5,750	3,593,750
Common stock issued		279,242,000			$ 3,594,000	275,648,000
Preferred stock issued		55,285,000		$ 55,285,000
Common stock repurchases (in shares)					(202,506)
Common stock repurchases		(11,666,000)			$ (203,000)	(11,463,000)
Share-based compensation cost		14,523,000				14,523,000
Ending balance (in shares) at Dec. 31, 2016				13,750	44,795,386
Ending balance at Dec. 31, 2016		$ 2,939,694,000		$ 132,097,000	$ 44,795,000	$ 2,084,446,000	$ 704,391,000	$ (26,035,000)	$ 0

[1]	Effective January 1, 2015, companies incorporated in Louisiana became subject to the Louisiana Business Corporation Act (“LBCA”), which eliminates the concept of treasury stock and provides that shares reacquired by a company are to be treated as authorized but unissued. Refer to Note 1 for further discussion.